Summary of Significant Accounting Policies - Summary Of Disaggregation Of Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 2,801,768	$ 406,218	¥ 3,205,914	¥ 3,027,948
Management fee income
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax			2,745	109,828
Technical service income
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	215,832		243,542	194,130
Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	2,343,328		2,827,467	2,695,320
Crowdfunding service fees
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	155,803
Digital clinical trial solution income
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	59,456		566
Other revenues
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	27,349		131,594	28,670
Short-term insurance brokerage income | Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	1,628,902		2,037,677	2,045,191
Long-term insurance brokerage income | Insurance Brokerage Income [Member]
Insurance brokerage income
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 714,426		¥ 789,790	¥ 650,129